Lease (Details) - Schedule of maturity analysis of operating leases liabilities	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule Of Maturity Analysis Of Operating Leases Liabilities Abstract
2022	$ 149,539
2023	26,001
Total future undiscounted cash flow	175,540
Less: Discount on operating lease liabilities	(6,296)
Present value of operating lease liabilities	169,244
Less: Current portion of operating lease liabilities	(145,391)
Non-current portion of operating lease liabilities	23,853
2022	49,358
Total future undiscounted cash flow	49,358
Less: Discount on finance lease liabilities	(1,435)
Present value of finance lease liabilities	$ 47,923